Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (106,186)	$ (15,424)
Unrealized loss on available-for-sale securities, net	(148)	0
Total other comprehensive loss	(148)	0
Total comprehensive loss	$ (106,334)	$ (15,424)